Long-term investments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Long Term Investments And Notes Receivable [Abstract]
Schedule of Long-term Investments
Long-term investments consist of the following:

	June 30,	December 31,
	2022	2021
Long-term investments carried at fair value
Atlantica	$1,579,544	$1,750,914
Atlantica Yield Energy Solutions Canada Inc.	81,506	95,246
Other	2,042	2,296
	$1,663,092	$1,848,456
Other long-term investments
Equity-method investees (a)	$396,305	$433,850
Development loans receivable from equity-method investees (a)	99,770	31,468
Other	27,676	30,508
	$523,751	$495,826
Equity-method investees and development loans receivable from equity investeesThe Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $396,305 (December 31, 2021 - $433,850), including investments in variable interest entities ("VIEs") of $105,941 (December 31, 2021 - $86,202).During 2021, the Company acquired a 51% interest in four operating wind facilities located in Texas (“Texas Coastal Wind Facilities”). All facilities have achieved commercial operations. The Company does not control the entities and therefore accounts for its 51% interest using the equity method. As at June 30, 2022, the Company had issued $119,750 in letters of credit and guarantees of performance obligations under energy purchase agreements and decommissioning obligations on behalf of the Texas Coastal Wind Facilities.
Schedule of Income from Long-term Investments
Income (loss) from long-term investments from the three and six months ended June 30 is as follows:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Fair value gain (loss) on investments carried at fair value
Atlantica	$(137,586)	$28,888	$(171,370)	$(35,545)
Atlantica Yield Energy Solutions Canada Inc.	(5,815)	(1,948)	(12,395)	(9,259)
Other	(121)	402	(264)	402
	$(143,522)	$27,342	$(184,029)	$(44,402)
Dividend and interest income from investments carried at fair value
Atlantica	$21,543	$21,054	$43,087	$41,618
Atlantica Yield Energy Solutions Canada Inc.	5,397	4,376	12,691	8,721
Other	12	315	10	315
	$26,952	$25,745	$55,788	$50,654
Other long-term investments
Equity method loss	(2,918)	(2,816)	(7,449)	(8,370)
Interest and other income	6,108	10,235	11,621	12,117
	$3,190	$7,419	$4,172	$3,747
Income (loss) from long-term investments	$(113,380)	$60,506	$(124,069)	$9,999

Schedule of Investments in Partnerships and Joint Ventures
Summarized combined information for AQN's investments in significant partnerships and joint ventures is as follows:

	June 30,	December 31,
	2022	2021
Total assets	$2,347,076	$2,126,934
Total liabilities	1,282,385	945,971
Net assets	$1,064,691	$1,180,963
AQN's ownership interest in the entities	278,664	327,555
Difference between investment carrying amount and underlying equity in net assets(a)	117,641	106,295
AQN's investment carrying amount for the entities	$396,305	$433,850
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to development fees, interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments and transaction costs.

Schedule of Variable Interest Entities
Summarized combined information for AQN's VIEs is as follows:

	June 30,	December 31,
	2022	2021
AQN's maximum exposure in regards to VIEs
Carrying amount	$105,941	$86,202
Development loans receivable	99,770	31,468
Performance guarantees and other commitments on behalf of VIEs	456,217	409,232
	$661,928	$526,902